Related Party Transactions (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Sentient [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned	36,980,982
Number of common shares beneficially owned, percentage	46.93%
Contemporary Amperex Technology Limited [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned	20,000,000
Number of common shares beneficially owned, percentage	25.38%
Chairman as Consultant [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm	$ 121,716	$ 203,285